Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis of preparation
Basis of preparation

2.Basis of preparation

The Company prepares its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value.

Significant accounting judgments and estimates used by management in the preparation of these consolidated financial statements are presented in Note 3.

Certain reclassifications have been made to prior year financial statements to conform to current year presentation.

All the amounts presented in $ have been translated from the Company’s functional currency and may contain immaterial rounding.

The consolidated financial statements were approved by the Board of Directors on April 30, 2024.

2.1.Basis of consolidation

2.1.1.Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

2.1.2.Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

2.2.Functional currency

The Company’s functional currency is the currency of the primary economic environment in which it operates and that best reflects its business and operations. The Company’s operations are held by the Brazilian subsidiary, Sigma Mineração S.A., which provides the entirety of the inflows and outflows of the Company, including any dividends to be remitted. The Parent Company in Canada is a pure holding with no operations and depends on the Brazilian subsidiary to provide its cash flow. The prices of the lithium commodity are globally referenced in U.S. dollars to provide reference to the market players located in different countries and different currencies. Consequently, the Company’s revenues are translated into the Brazilian Real, which is the currency that most of the costs for supplying products or services are incurred and which the costs are normally expressed and settled. Accordingly, the Company’s functional currency in 2023 is the Brazilian Real ("R$"), which was Canadian dollars (“$”) in 2022.

2.3.Presentation currency of the financial statements

The presentation currency is the currency in which the financial statements are presented and is usually defined according to the Company’s legal obligations and the currency where the reporting entity is located. These financial statements are presented in Canadian Dollars (“$”), translating the statements prepared in the functional currency of the Brazilian subsidiaries into Canadian Dollars, using the following criteria:

●	Assets and liabilities for each statement of financial position date presented are translated at the closing rate at the date of that statement of financial position.
●	Income and expenses for each statement of profit or loss are translated at the average monthly exchange rates for each year;
●	Shareholders’ equity at historical cost, and
●	All resulting exchange differences are recognized in other comprehensive loss.

2.4.Material accounting policies

As to the recognition and measurement basis applied in the preparation of the financial statements, the material accounting practices are presented in each of the Notes to which they refer.